UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                  811-09485

                                                                               Choice Funds

(Exact name of registrant as specified in charter)

5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Address of principal executive offices)               (Zip code)

Choice Investment Management, LLC, 5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant's telephone number, including area code:         (303) 488-2200

Date of fiscal year end:  October 31

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

A Choice for all Seasons

Choice Focus Fund

Choice Long-Short Fund

Choice Market Neutral Fund

Annual Report – October 31, 2005

PERSPECTIVES FROM PATRICK ADAMS

Our Focus Fund was up approximately 5% in the second six months of the 12-month annual period. This fiscal year started poorly due to our significant exposure to technology companies but allowed the Focus Fund to outperform the S&P 500 in the second half of the year but not nearly enough to turn a positive return.
The Market Neutral Fund was down about 8% for the 12-month period and was off about 3% in the second half of the year. Our hedging was the main reason we had negative returns in the second half of the year as the S&P 500 was up over 4%; our longs did not do as well. Interest rates rose during the year and had a negative impact on our particular holdings.

The Long-Short Fund was down 1.3% in the second half of the year and up approximately 1.5% for the fiscal year.  Our objective is for a positive return and the fund achieved this objective, although small for the fiscal year.  The fund maintained a very conservative posture during the second half of the year.  The funds volatility during this period was low relative to the equity market.

During the second half of the fiscal year interest rates rose causing generally negative returns in the bond market.  In addition, the economy was plagued by hurricanes and rising oil prices.  Much to our surprise the economy continued to grow strongly and the equities market maintained a firm posture.

Our funds are very different than most equity mutual funds and therefore have different performance results.  The past fiscal year is perhaps a good example of that.  The Market Neutral and Long-Short are risk managed meaning they will generally always have a portion of the portfolio short.  The Focus Fund is a concentrated portfolio and is reliant upon fewer securities to achieve its objective.  As a result it has generally less diversification and likely not to perform with a high correlation with the S&P 500.

Patrick Adams, CFA

Managing Partner

CHOICE FOCUS FUND

INVESTMENT RETURNS TABLE*
	One Year Ended	Five Year Ended	Average Annual Since Inception
	10-31-05	10-31-05	10-31-05
Choice Focus Class A (inception date 11-1-99)
Fund With Sales Load Effect	-10.75%	-21.28%	-14.66%
Fund Without Sales Load Effect	-5.57%	-20.39%	-13.85%
Choice Focus Class C (inception date 3-2-04)
Fund With Sales Load Effect	-6.51%	N/A	-12.77%
Fund Without Sales Load Effect	-5.57%	N/A	-12.77%
S&P 500® Stock Index (inception date 11-1-99)	8.72%	-1.74%	-0.37%

Performance is historical and does not represent future results, current performance may be higher or lower than performance data quoted. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original investment. For Class A shares, total return figures include an upfront maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate.

It is not possible to make a direct investment in the S&P 500® Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CHOICE FOCUS FUND
Objective
The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.
Strategy

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company’s stock price.

CHOICE LONG-SHORT FUND

INVESTMENT RETURNS TABLE*
	One Year Ended	Average Annual Since Inception
	10-31-05	10-31-05
Choice Long-Short Class A (inception date 2-1-01)
Fund With Sales Load Effect	-4.04%	-10.74%
Fund Without Sales Load Effect	1.48%	-9.68%
Choice Long-Short Class C (inception date 2-1-01)
Fund With Sales Load Effect	-0.47%	-11.27%
Fund Without Sales Load Effect	0.53%	-11.27%
S&P 500® Stock Index (inception date 2-1-01)	8.72%	-1.06%

Performance is historical and does not represent future results, current performance maybe higher or lower than performance data quoted. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original investment. For Class A shares, total return figures include an upfront maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

This chart assumes an initial investment of $10,000 made on 2-1-01. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate.

It is not possible to make a direct investment in the S&P 500® Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CHOICE LONG-SHORT FUND
Objective
The Fund’s investment objective is to seek long-term growth of capital through all market conditions.
Strategy

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.

CHOICE MARKET NEUTRAL FUND

INVESTMENT RETURNS TABLE*
	One Year Ended	Average Annual Since Inception
	10-31-05	10-31-05
Choice Market Neutral Class A (inception date 3-31-03)
Fund With Sales Load Effect	-13.07%	-11.32%
Fund Without Sales Load Effect	-8.02%	-9.37%
Choice Market Neutral Class C (inception date 3-31-03)
Fund With Sales Load Effect	-9.90%	-10.33%
Fund Without Sales Load Effect	-9.01%	-10.33%
S&P 500® Stock Index (inception date 3-31-03)	8.72%	16.63%

Performance is historical and does not represent future results, current performance maybe higher or lower than performance data quoted. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original investment. For Class A shares, total return figures include an upfront maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

This chart assumes an initial investment of $10,000 made on 3-31-03. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate.

It is not possible to make a direct investment in the S&P 500® Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CHOICE MARKET NEUTRAL FUND
Objective

The Fund seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. “Remaining market neutral” means that a Fund will generally maintain a balance of long and short positions. The Fund has a secondary goal of preservation of capital.

Strategy

The Portfolio Manager will use pair trading to attempt to capture the “alpha” and minimize the market and sector risks. He will also attempt to preserve capital and enhance returns by utilizing an aggressive risk management and trading process. (See the prospectus for additional information).

CHOICE TOP TEN INDUSTRIES AND INVESTMENTS

Focus Fund

Top Ten Industries as of October 31, 2005	% of Net Assets	Top Ten Holdings as of October 31, 2005	% of Net Assets
Electronic-Semiconductor Manufact.	19.7	General Electric Co.	10.2
Conglomerates	10.2	Pfizer, Inc.	4.9
Computers-Software	9.8	Linens ‘n Things, Inc.	4.6
Telecommunications-Equipment	9.0	Linear Technology Corp.	4.0
Medical-Biotechnology	8.4	Dollar Tree Stores, Inc.	3.9
Retail-Specialty	4.5	Microsoft Corp.	3.9
Retail-Department / Discount	3.9	Vitesse Semiconductor Corp.	3.7
Pharmaceuticals	3.0	Eli Lilly & Co.	3.0
Banking	2.5	Fiserv, Inc.	2.6
Retail-Food / Drug	2.3	Cisco Systems, Inc.	2.6

Long-Short Fund

Top Ten Industries as of October 31, 2005	% of Net Assets	Top Ten Holdings as of October 31, 2005	% of Net Assets
Short-Term Investments Exchange Traded Funds Unit Investment Trusts Computers-Software Oil-Gas Producers & Services Medical-Biotechnology	69.3 14.0 8.2 < 0.1 < 0.1 < 0.1	SPDR Trust Series 1 DIAMONDS Trust, Series I Rydex S&P Equal Weight ETF Galaxy Energy Corp., Warrants Glycogenesys, Warrants Imageware Systems, Inc., Warrants Validian Corp., Warrants	9.5 8.2 4.5 < 0.1 < 0.1 < 0.1 < 0.1

Market Neutral Fund

Top Ten Industries as of October 31, 2005	% of Net Assets	Top Ten Holdings as of October 31, 2005	% of Net Assets

Preferred Stocks

REITS

Electronic-Semiconductor Manufact.

Medical-Biotechnology

Telecommunications-Equipment

Diversified Financial Services

Tobacco

Banking

Oil-Gas Producers & Services

Business Services

31.4 26.2 7.4 6.9 6.7 2.7 2.4 1.7 1.5 1.5

HRPT Properties Trust

Mills Corp. Preferred

JPM Chase Capital XVI Preferred

Converium Finance Preferred

PS Business Parks, Inc. Preferred

Pfizer, Inc.

Royal Bank Scotland Group PLC. Pref.

Bristol-Myers Squibb Co.

Friedman, Billings, Ramsey Group, Inc.

Fannie Mae Preferred

6.4 5.4 4.8 4.8 4.7 3.8 3.7 3.1 2.7 2.7

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
October 31, 2005

Number of Shares			Value
	COMMON STOCKS	76.0%

	Banking	2.5%
1,900	BofI Holding, Inc. *		$ 16,853

	Casino Services	1.6%
1,000	Mikohn Gaming Corp. *		10,490

	Computers-Software	9.8%
400	Fiserv, Inc. *		17,472
1,000	Microsoft Corp.		25,700
1,200	Packeteer, Inc. *		9,468
33,232	Validian Corp. *		12,628
27,778	Validian Corp., Warrants 3/8/2009 *		-
			65,268

	Conglomerates	10.2%
2,000	General Electric Co.		67,820

	E-Commerce / Services	0.8%
1,500	HomeStore, Inc. *		5,445

	Electronics-Semiconductor Manufacturing	19.7%
1,000	Altera Corp. *		16,650
1,500	Integrated Device Technology, Inc. *		14,820
800	Linear Technology Corp.		26,568
300	Maxim Integrated Products, Inc.		10,404
1,100	O2Micro International Ltd. *		14,410
2,000	PMC-Sierra, Inc. *		14,200
300	Texas Instruments, Inc.		8,565
15,022	Vitesse Semiconductor Corp. *		24,787
			130,404

	Medical-Biotechnology	8.4%
3,100	Elite Pharmaceuticals, Inc. *		7,440
8,722	Immunomedics, Inc. *		15,438
1,500	Pfizer, Inc.		32,610
			55,488

	Pharmaceuticals	3.0%
400	Eli Lilly & Co.		19,916

	REITS	0.3%
200	Impac Mortgage Holdings, Inc.		2,008

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
October 31, 2005

Number of Shares			Value

	Retail - Department / Discount	3.9%
1,200	Dollar Tree Stores, Inc. *		$ 25,872

	Retail - Food/Drug	2.3%
600	Albertson's, Inc.		15,066

	Retail - Specialty	4.5%
1,200	Linens 'n Things, Inc. *		30,168

	Telecommunications-Equipment	9.0%
1,600	Atheros Communications *		13,872
1,200	Axesstel, Inc. *		3,360
1,000	Cisco Systems, Inc. *		17,450
164	Lucent Technologies Inc., Warrants 12/10/07 *		113
1,700	RF Micro Devices, Inc. *		8,908
500	Verizon Communications, Inc.		15,755
			59,458

	Total Common Stocks (Cost $511,198)		504,256

	PREFERRED STOCKS	1.9%

500	Aegon N.V., 6.375%, 6/15/15 Series		12,555

	Total Preferred Stocks (Cost $12,500)		12,555

	TOTAL INVESTMENTS (Cost $523,698)	77.9%	$ 516,811

	Assets less Other Liabilities	22.1%	146,596

	NET ASSETS	100.0%	$ 663,407

* Non-income producing securities.

At October 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 6,771
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(19,707)
Net unrealized appreciation			$ (12,936)

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
October 31, 2005

Number of Shares			Value
	COMMON STOCKS	22.2%

	Computers-Software	0.0%
8,220	Imageware Systems, Inc. Warrants 6/10/2009 *		$ -
88,889	Validian Corp. Warrants 3/8/2009 *		-
			-
	Exchange Traded Funds	14.0%
1,800	Rydex S&P Equal Weight ETF		285,138
5,000	SPDR Trust Series 1		600,650
			885,788
	Medical-Biotechnology	0.0%
25,778	GlycoGenesys, Inc. Warrants 8/13/2008 *		-

	Oil-Gas Producers & Services	0.0%
20,000	Galaxy Energy Corp., Warrants 1/2008 *		-

	Unit Investment Trusts	8.2%
5,000	DIAMONDS Trust, Series I		519,450

	Total Common Stocks (Cost $1,383,673)		1,405,238

	SHORT-TERM INVESTMENTS	69.3%
4,385,006	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 2.33% **		4,385,006

	Total Short-Term Investments (Cost $4,385,006)		4,385,006

	TOTAL INVESTMENTS (Cost $5,768,679)	91.5%	$ 5,790,244

	Assets less Other Liabilities	8.5%	537,572

	NET ASSETS	100.0%	$ 6,327,816

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at October 31, 2005.
SPDR - Standard & Poor's Depositary Receipts
DIAMONDS Trust Series 1 - A unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the Dow Jones Industrial Average.

At October 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 21,565
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			-
Net unrealized appreciation			$ 21,565

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
October 31, 2005

Number of Shares			Value
	COMMON STOCKS	61.4%

	Banking	1.7%
400	Bank of America Corp.		$ 17,496

	Business Services	1.5%
1,200	StarTek, Inc.		15,264

	Computers-Software	1.1%
6,027	Imageware Systems, Inc. Warrants 6/10/2009 *		-
31,200	Validian Corp. *		11,856
			11,856

	Diversified Financial Services	2.7%
3,100	Friedman, Billings, Ramsey Group, Inc.		27,497

	E-Commerce / Services	1.1%
3,000	HomeStore, Inc. *		10,890

	Electronics-Semiconductor Manufacturing	7.4%
1,700	Integrated Device Technology *		16,796
400	Maxim Integrated Products, Inc.		13,872
1,000	PMC-Sierra, Inc. *		7,100
500	Texas Instruments, Inc.		14,275
14,500	Vitesse Semiconductor Corp. *		23,925
			75,968

	Foods	0.8%
500	Sara Lee Corp.		8,925

	Medical-Biotechnology	6.9%
1,500	Bristol-Myers Squibb Co.		31,755
16,111	GlycoGenesys, Inc. Warrants 8/13/2008 *		-
9,367	Large Scale Biology Corp. Warrants 5/5/2009 *		-
1,800	Pfizer, Inc.		39,132
			70,887

	Oil & Gas Producers & Services	1.5%
17,000	Galaxy Energy Corp. Warrants 1/2008 *		-
700	Pengrowth Energy Trust Class A		15,225
			15,225

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
October 31, 2005

Number of Shares			Value
	REITS	26.2%
3,000	Aames Investment Corp.		$ 17,970
300	American Home Mortgage Investment Corp.		8,109
600	Annaly Mortgage Management, Inc.		6,888
1,000	Glenborough Realty Trust, Inc.		19,130
900	Glimcher Realty Trust		20,673
2,200	HomeBanc Corp.		15,840
6,000	HRPT Properties Trust		65,460
900	Impac Mortgage Holdings, Inc.		9,036
1,000	Lexington Corp. Properties Trust		21,780
200	New Century Financial Corp.		6,174
700	Penn Real Estate Investment Trust		26,950
1,500	Saxon Captial, Inc.		14,925
1,500	Senior Housing Properties Trust		26,565
700	Truststreet Properties, Inc.		10,521
			270,021

	Retail-Food / Drug	1.4%
600	Albertson's, Inc.		15,066

	Telecommunications-Equipment	6.7%
2,400	Atheros Communications *		20,808
1,100	Consolidated Communications Holdings, Inc.		14,586
2,100	RF Micro Devices, Inc. *		11,004
700	Verizon Communications, Inc.		22,057
			68,455

	Tobacco	2.4%
600	UST, Inc.		24,834

	Total Common Stocks (Cost $688,306)		632,384

	PREFERRED STOCKS	31.4%
700	Aegon N.V., 6.375%, 6/15/15 Series		17,577
2,000	Converium Finance, 8.250%, 12/23/32 Series		49,500
500	Fannie Mae, 0.000%, Series O		27,375
800	Ford Motor Credit Corp., 7.600%, 3/1/32 Series		16,912
1,200	General Motors Corp., 7.250%, 2/15/52 Series		19,644
2,000	JPM Chase Capital XVI, 6.350%, 6/1/35 Series		49,720
2,200	Mills Corp., 7.875%, Series G		55,506
2,000	PS Business Parks, Inc., 7.200%, Series M		48,800
1,500	Royal Bank Scotland Group PLC., 6.350%, Series N		37,590

	Total Preferred Stocks (Cost $325,308)		322,624
CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
October 31, 2005

Number of Shares			Value

	TOTAL INVESTMENTS (Cost $1,013,614)	92.8%	$ 955,008

	Assets less Other Liabilities	7.2%	74,004

	NET ASSETS	100.0%	$ 1,029,012

	SECURITIES SOLD SHORT
400	Amylin Pharmaceuticals, Inc. *		13,440
1,200	Hewlett Packard Co.		33,648
1,900	SPDR Trust Series I		228,247
	TOTAL SECURITIES SOLD SHORT		$ 275,335
	(Proceeds $269,174)

* Non-income producing securities.
SPDR - Standard & Poor's Depositary Receipts

At October 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 7,880
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(95,431)
Net unrealized appreciation			$ (87,551)

CHOICE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2005		Long-Short	Market Neutral
	Focus Fund	Fund	Fund

ASSETS
Investments in securities, at value
(Cost $523,698, $5,768,679, and $1,013,614)	$ 516,811	$ 5,790,244	$ 955,008
Deposit at broker	-	257,628	298,959
Receivable for investments sold	333,319	271,616	319,774
Dividends and interest receivable	1,029	11,566	8,671
Due from broker - Variation Margin	-	30,735	-
Due from adviser	40,205	-	33,024
Prepaid expenses and other assets	-	27,350	155
Total Assets	891,364	6,389,139	1,615,591

LIABILITIES
Due to custodian	46,210		55,696
Securitites sold short, at value
(proceeds of $0, $0, and $269,174)	-	-	275,335
Payable for investments purchased	151,466	-	204,241
Fund shares repurchased	-	6,241	-
Accrued distribution fee	-	17,277	2,692
Accrued investment advisory fee	-	9,479	-
Accrued expenses and other liabilities	30,281	28,326	48,615
Total Liabilities	227,957	61,323	586,579
NET ASSETS	$ 663,407	$ 6,327,816	$ 1,029,012

NET ASSETS CONSIST OF
Paid in capital	$ 28,501,134	$ 20,307,043	$ 2,146,210
Accumulated net investment income	-	-	11,246
Accumulated net realized loss on investments,
securities sold short, options, and futures contracts	(27,830,840)	(14,000,792)	(1,063,677)
Net unrealized appreciation (depreciation) on investments	(6,887)	21,565	(64,767)
NET ASSETS	$ 663,407	$ 6,327,816	$ 1,029,012

CLASS A SHARES
Net assets	$ 663,397	$ 6,114,279	$ 833,718
Shares outstanding (no par value, unlimited shares authorized)	163,126	991,087	111,854
Net Asset Value Per Share (Net Assets/Shares Outstanding)	$ 4.07	$ 6.17	$ 7.45
Maximum Offering Price Per Share (Net Asset Value Plus
5.82% of Net Asset Value or 5.50% of Offering Price) *	$ 4.31	$ 6.53	$ 7.88

CLASS C SHARES
Net assets	$ 10	$ 213,537	$ 195,294
Shares outstanding (no par value, unlimited shares authorized)	3	37,645	26,382
Net Asset Value and Offering Price Per Share
(Net Assets/Shares Outstanding) *	$ 4.07	$ 5.67	$ 7.40

* - The Fund will impose a 2.00% redemption fee for any redemptions of Class A and Class C shares ocurring within the first 30 days of purchase, and will impose a 1.00% contingent deferred sales charge on any redemptions of Class C shares held less than one year.

CHOICE FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2005		Long-Short	Market Neutral
	Focus Fund	Fund	Fund

INVESTMENT INCOME
Dividends	$ 25,208	$ 87,435	$ 86,518
Interest	11,397	158,131	20,067
Less: Foreign withholding taxes	-	(25)	(184)
Total Investment Income	36,605	245,541	106,401

EXPENSES
Investment advisory fees	18,227	286,646	24,702
Distribution fees - Class A	4,557	38,981	3,960
Distribution fees - Class C	-	3,284	3,656
State registration fees	47,927	42,309	57,764
Fund administration and accounting fees	33,246	34,529	38,999
Transfer agent fees and expenses	22,251	18,967	20,541
Professional fees	14,585	32,203	12,692
Custody fees	10,980	9,305	17,406
Insurance expense	5,535	12,072	2,725
Trustees' fees and related expenses	4,899	17,622	5,688
Reports to shareholders	4,216	7,647	5,361
Dividends on short positions	-	-	5,328
Other	1,072	3,364	3,982
Total expenses	167,495	506,929	202,804
Less:
Fees waived and reimbursed	(122,130)	(45,589)	(155,367)
Net Expenses	45,365	461,340	47,437
Net Investment Loss	(8,760)	(215,799)	58,964

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment securities	(97,172)	386,161	(247,129)
Short positions	-	-	11,412
Options purchased	-	-	1,711
Futures contracts	31,815	(45,811)	7,897
Net change in unrealized appreciation (depreciation) on
investments, securities sold short, options and futures contracts	59,342	(125,225)	20,366
Net Realized and Unrealized Gain (Loss)
on Investments	(6,015)	215,125	(205,743)

Net Decrease in Net Assets Resulting
from Operations	$ (14,775)	$ (674)	$ (146,779)

CHOICE FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2005	October 31, 2004
OPERATIONS
Net investment loss	$ (8,760)	$ (89,972)
Net realized gain (loss) on:
Investment securities	(97,172)	(106,789)
Futures contracts	31,815	32,167
Net change in unrealized appreciation (depreciation) on investments
and futures contracts	59,342	(261,586)
Net decrease in net assets resulting from operations	(14,775)	(426,180)

CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A shares	23,479	3,997,168
Class C shares	-	12
Shares redeemed:
Class A shares	(3,770,104)	(3,266,638)
Class C shares	-	-
Net increase (decrease) in net assets from capital share transactions	(3,746,625)	730,542

Total Increase (Decrease) in Net Assets	(3,761,400)	304,362

NET ASSETS
Beginning of Year	4,424,807	4,120,445
End of Period*	$ 663,407	$ 4,424,807

CAPITAL SHARE TRANSACTIONS
Class A shares:
Shares sold	5,240	829,301
Shares redeemed	(867,572)	(690,518)
Net increase (decrease)	(862,332)	138,783

Class C shares:
Shares sold	-	3
Shares redeemed	-	-
Net increase	-	3

CHOICE LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2005	October 31, 2004
OPERATIONS
Net investment loss	$ (215,799)	$ (349,501)
Net realized gain (loss) on:
Investment securities	386,161	(94,284)
Short positions	-	(581,416)
Options purchased	-	10,194
Futures contracts	(45,811)	(56,159)
Net change in unrealized appreciation (depreciation) on investments,
futures contracts, and securites and futures contracts sold short	(125,225)	(233,879)
Net decrease in net assets resulting from operations	(674)	(1,305,045)

CAPITAL SHARE TRANSACTIONS
Shares sold
Class A shares	10,872,374	11,483,632
Class C shares	174,500	5,000
Shares redeemed
Class A shares	(13,316,935)	(12,895,870)
Class C shares	(181,361)	(477,241)
Redemption fee proceeds
Class A shares	-	482
Class C shares	-	15
Net decrease in net assets from capital share transactions	(2,451,422)	(1,883,982)

Total Decrease in Net Assets	(2,452,096)	(3,189,027)

NET ASSETS
Beginning of Year	8,779,912	11,968,939
End of Period*	$ 6,327,816	$ 8,779,912

CAPITAL SHARE TRANSACTIONS
Class A shares:
Shares sold	1,728,949	1,755,239
Shares redeemed	(2,146,355)	(1,844,173)
Net decrease	(417,406)	(88,934)

Class C shares:
Shares sold	30,351	793
Shares redeemed	(31,923)	(76,152)
Net decrease	(1,572)	(75,359)

CHOICE MARKET NEUTRAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2005	October 31, 2004
OPERATIONS
Net investment income (loss)	$ 58,964	$ (255,818)
Net realized gain (loss) on:
Investment securities	(247,129)	(256,932)
Short positions	11,412	(455,300)
Options purchased	1,711
Futures contracts	7,897	(587)
Net change in unrealized appreciation (depreciation) on investments,
options and securities sold short	20,366	(408,460)
Net decrease in net assets resulting from operations	(146,779)	(1,377,097)

DISTRIBUTIONS PAID
Net investment income	(47,718)	-
Net realized gains	-	-
Net decrease in net assets resulting from distributions paid	(47,718)	-

CAPITAL SHARE TRANSACTIONS
Shares sold
Class A shares	1,137,803	7,012,706
Class C shares	950	942,441
Shares redeemed
Class A shares	(1,329,460)	(14,062,400)
Class C shares	(758,422)	(1,890,283)
Reinvestment of dividends and distributions
Class A shares	43,622
Class C shares	3,960
Redemption fee proceeds
Class A shares	-	181
Class C shares	-	166
Net decrease in net assets from capital share transactions	(901,547)	(7,997,189)

Total Decrease in Net Assets	(1,096,044)	(9,374,286)

NET ASSETS
Beginning of Year	2,125,056	11,499,342
End of Period*	$ 1,029,012	$ 2,125,056

* Includes accumulated net investment income of:	$ 11,246	$ -

CAPITAL SHARE TRANSACTIONS
Class A shares:
Shares sold	140,262	681,172
Shares redeemed	(168,133)	(1,429,613)
Shares reinvested	5,527	-
Net decrease	(22,344)	(748,441)

Class C shares:
Shares sold	117	93,562
Shares redeemed	(94,192)	(201,664)
Shares reinvested	510	-
Net decrease	(93,565)	(108,102)

CHOICE FOCUS FUND CLASS A

FINANCIAL HIGHLIGHTS

	For the Years Ended October 31,
	2005	2004	2003	2002	2001
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 4.31	$ 4.65	$ 3.17	$ 5.52	$ 12.77

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.02)	(0.08)	(0.21)	(0.17)	(0.15)
Net realized and unrealized gain (loss)
on investments	(0.22)	(0.26)	1.69	(2.18)	(7.07)
Total Income (Loss) from Investment Operations	(0.24)	(0.34)	1.48	(2.35)	(7.22)

LESS DISTRIBUTIONS PAID
From net realized gains on investments	-	-	-	-	(0.03)
Total Distributions Paid	-	-	-	-	(0.03)

Net Asset Value, End of Period	$ 4.07	$ 4.31	$ 4.65	$ 3.17	$ 5.52

Total Return (1)	-5.57%	-7.31%	46.69%	-42.75%	-56.63%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000s)	$ 663	$ 4,425	$ 4,120	$ 2,586	$ 10,911
Ratio of expenses to average net assets,
net of fees waived and paid indirectly	2.50%	2.22%	3.05%	1.97%	1.88%
Ratio of expenses to average net assets,
before fees waived and paid indirectly	9.24%	4.00%	3.78%	2.61%	1.88%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly	-0.48%	-1.68%	-2.49%	-1.43%	-0.85%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly	-7.22%	-3.46%	-3.22%	-2.07	-0.85%
Portfolio turnover rate	2154%	1524%	1066%	1454%	1239%

(1) The total return does not reflect the 5.50% front-end sales charge.

*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE FOCUS FUND CLASS C

FINANCIAL HIGHLIGHTS

	For the Year Ended	For the Period Ended
	October 31, 2005	October 31, 2004(1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 4.31	$ 5.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss	(0.02)	(0.08)
Net realized and unrealized gain (loss)
on investments	(0.22)	(0.72)
Total Loss from Investment Operations	(0.24)	(0.80)

LESS DISTRIBUTIONS PAID
From net realized gains on investments	-	-
Total Distributions Paid	-	-

Net Asset Value, End of Period	$ 4.07	$ 4.31

Total Return (2,3)	-5.57%	-15.65%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$ 11	$ 11
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	3.25%	2.97%
Ratio of expenses to average net assets,
before fees waived and paid indirectly (4)	9.99%	4.75%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-1.23%	-2.43%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-7.97%	-4.21%
Portfolio turnover rate (2)	2154%	1524%

(1) Commenced operations on March 2, 2004.
(2) Not annualized for periods less than a full year.
(3) The total return does not reflect the 1.00% deferred sales charge.
(4) Annualized for periods less than a full year.

* Selected data for a share of capital stock outstanding throughout the period.

CHOICE LONG-SHORT FUND CLASS A

FINANCIAL HIGHLIGHTS

	For the Year	For the Year		For the Year		For the Year		For the Period
	Ended	Ended		Ended		Ended		Ended
	October 31, 2005	October 31, 2004		October 31, 2003		October 31, 2002		October 31, 2001 (1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 6.08	$ 7.46		$ 6.22		$ 9.66		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.12)	(0.25)		(0.16)		(0.35)		(0.08)
Net realized and unrealized gain (loss)
on investments	0.21	(1.13)		1.40		(3.09)		(0.26)
Total Income (Loss) from Investment Operations	0.09	(1.38)		1.24		(3.44)		(0.34)

Net Asset Value, End of Period	$ 6.17	$ 6.08		$ 7.46		$ 6.22		$ 9.66

Total Return (2,3)	1.48%	-18.50%		19.94%		-35.82%		-3.40%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 6,114	$ 8,559		$ 11,169		$ 13,845		$ 54,303
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	4.01%	4.34%	(5)	4.14%	(5)	3.34%	(5)	3.51%
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	4.40%	5.14%	(5)	4.79%	(5)	3.80%	(5)	3.51%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-1.86%	-3.68%		-2.39%		-2.21%		-1.14%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-2.26%	-4.48%		-3.04%		-2.67%		-1.14%
Portfolio turnover rate (2)	1080%	1863%		1383%		3882%		2469%

(1) Commenced operations on February 1, 2001.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 5.50% front-end sales charge.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets, net of fees waived and paid indirectly and before fees waived and paid indirectly would be 4.27% and 5.07%, 3.99% and 4.64%, 3.16% and 3.62%, for the Class A shares for the year ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE LONG-SHORT FUND CLASS C

FINANCIAL HIGHLIGHTS

	For the Year	For the Year		For the Year		For the Year		For the Period
	Ended	Ended		Ended		Ended		Ended
	October 31, 2004	October 31, 2004		October 31, 2003		October 31, 2002		October 31, 2001 (1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 5.64	$ 6.98		$ 6.00		$ 9.53		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.15)	(0.58)		(0.38)		(0.77)		(0.12)
Net realized and unrealized gain (loss)
on investments	0.18	(0.76)		1.36		(2.76)		(0.35)
Total Income (Loss) from Investment Operations	0.03	(1.34)		0.98		(3.53)		(0.47)

Net Asset Value, End of Period	$ 5.67	$ 5.64		$ 6.98		$ 6.00		$ 9.53

Total Return (2,3)	0.53%	-19.20%		16.33%		-37.25%		-4.70%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 214	$ 221		$ 800		$ 567		$ 2,614
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	4.66%	5.26%	(5)	7.41%	(5)	5.16%	(5)	4.70%
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	5.10%	6.37%	(5)	8.06%	(5)	5.54%	(5)	4.70%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-2.54%	-4.63%		-5.78%		-4.11%		-2.31%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-2.98%	-5.74%		-6.43%		-4.49%		-2.31%
Portfolio turnover rate (2)	1080%	1863%		1383%		3882%		2469%

(1) Commenced operations on February 1, 2001.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 1.00% deferred sales charge.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets net of fees waived and and paid indirectly and before fees waived and paid indirectly would be 5.21% and 6.32%, 7.25% and 7.90%, 5.02% and 5.40%, for the Class C shares for the year ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE MARKET NEUTRAL FUND CLASS A

FINANCIAL HIGHLIGHTS

	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	October 31, 2005		October 31, 2004		October 31, 2003 (1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 8.43		$ 10.36		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment gain (loss)	0.38		(0.16)		(0.17)
Net realized and unrealized gain (loss)
on investments	(1.04)		(1.77)		0.53
Total Income (Loss) from Investment Operations	(0.66)		(1.93)		0.36

LESS DISTRIBUTIONS PAID
From dividends on net investment income	(0.32)		0.00		0.00
From net realized gains on investments	0.00		0.00		0.00
Total Distributions Paid	(0.32)		0.00		0.00

Net Asset Value, End of Period	$ 7.45		$ 8.43		$ 10.36

Total Return (2,3)	-8.02%		-18.63%		3.60%

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of period (000s)	$ 834		$ 1,131		$ 9,147
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	2.45%	(5)	3.66%	(5)	3.59%	(5)
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	12.99%	(5)	4.53%	(5)	4.88%	(5)
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	4.70%		-2.93%		-2.84%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-5.83%		-3.79%		-4.12%
Portfolio turnover rate (2)	3004%		1635%		1175%

(1) Commenced operations on March 31, 2003.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 5.50% front end sales charge and 1.00% deferred sales charge on Class
A and Class C shares, respectively.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets, net of fees waived and paid indirectly and before fees waived and paid indirectly would be 2.07% and 12.61%, 3.40% and 4.27%,
3.40% and 4.70%, for the Class A shares for the year ended October 31, 2005, October 31, 2004 and October 31, 2003,
respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE MARKET NEUTRAL FUND CLASS C

FINANCIAL HIGHLIGHTS

	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	October 31, 2005		October 31, 2004		October 31, 2003 (1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 8.29		$ 10.31		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment gain (loss)	0.13		(0.17)		(0.24)
Net realized and unrealized gain (loss)
on investments	(0.87)		(1.85)		0.55
Total Income (Loss) from Investment Operations	(0.74)		(2.02)		0.31

LESS DISTRIBUTIONS PAID
From dividends on net investment income	(0.15)		0.00		0.00
From net realized gains on investments	0.00		0.00		0.00
Total Distributions Paid	(0.15)		0.00		0.00

Net Asset Value, End of Period	$ 7.40		$ 8.29		$ 10.31

Total Return (2,3)	-9.01%		-19.59%		3.10%

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of period (000s)	$ 195		$ 994		$ 2,352
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	3.96%	(5)	4.83%	(5)	4.70%	(5)
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	13.94%	(5)	5.95%	(5)	6.00%	(5)
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	1.60%		-3.97%		-3.94%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-8.39%		-5.09%		-5.24%
Portfolio turnover rate (2)	3004%		1635%		1175%

(1) Commenced operations on March 31, 2003.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 5.50% front end sales charge and 1.00% deferred sales charge on Class
A and Class C shares, respectively.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets net of fees waived and paid indirectly and before fees waived and paid indirectly would be 3.67% and 13.66%, 4.50% and 5.62%,
4.50% and 5.82%, for the Class C shares for the year ended October 31, 2005, October 31, 2004 and October 31, 2003,
respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

(1)   Organization

               Choice Funds (the “Trust”) was established on July 16, 1999 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund, Long-Short Fund and Market Neutral Fund (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Long-Short Fund is a non-diversified fund that seeks to achieve long-term growth of capital in both rising and falling markets by investing in “long” stocks believed to be undervalued and selling “short” stocks believed to be overvalued. The Market Neutral Fund is a non-diversified fund that seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. “Remaining market neutral” means the Market Neutral Fund will generally maintain a balance of long and short positions. The Funds offer two classes of shares (Class A and Class C). Class A shares are subject to a maximum sales charge of 5.50% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemptions of shares held less than one year. Each class is subject to a 2.00% redemption fee for any fund redemptions of Fund shares occurring within the first 30 days of purchase.  Each class of shares has equal rights to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates (See Note 8).

(a)          Investment Valuation

Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (NOCP). Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices except for short positions and call options written; for which the last quoted asked price is used.  Securities maturing within 60 days of purchase are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board of Trustees.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history of the security; whether dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

               (b)          Expenses

The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their average net assets. Certain Fund expenses may be reduced by brokerage credits, which are shown as Expenses Paid Indirectly in the Statements of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

(c)          Short Positions

When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited by the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities at least equal in amount to the liability created by the short sale. These assets are adjusted to reflect changes in the value of the securities sold short.

(d)          Futures Contracts

Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2005

Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must be equal to a certain percentage of the contract amount (initial margin deposit). All collateral is required to be adjusted daily. The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

(e)          Option Transactions

For hedging purposes, the Funds may buy or sell put or call options, write covered put or call options on portfolio securities and write over-the-counter options where the completion of the obligation is independent upon the credit standing of another party. The risk in writing a call option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

(f)           Federal Income and Excise Taxes

No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax to the Funds.  Therefore, no federal income tax provision is required.

               (g)          Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share. For the year ended October 31, 2005 net investment losses of $8,760 for the Choice Focus Fund and $215,799 for the Choice Long-Short Fund were reclassified to Paid in capital.

               (h)          Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rates and rules.

(3)          Investment Adviser and Transactions with Affiliates

The Funds have an agreement with Choice Investment Management, LLC (the “Adviser”), with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00%, 2.50% and 1.65% of the Fund’s average daily net assets for the Focus Fund, Long-Short Fund and Market Neutral Fund, respectively. For the year ended October 31, 2005, the Adviser received advisory fees of $18,227, $286,646 and $24,702 for the Focus Fund, Long-Short Fund and Market Neutral Fund,

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2005

respectively. The Adviser has agreed to contractually waive its management fee and/or reimburse the Funds’ operating expenses

(exclusive of brokerage commissions, dividends on securities sold short, interest on borrowings, taxes and extraordinary expenses) to ensure that the Funds’ operating expenses do not exceed 2.50%, 3.25%, 4.00% and 4.65% of the Fund’s average daily net assets for the Focus Fund Class A, Focus Fund Class C, Long-Short Fund Class A, and Long-Short Fund Class C, respectively, through October 31, 2005.  On June 30, 2005, The Adviser extended such contractual waivers and reimbursements through June 30, 2006, and limited operating expenses to 2.00% and 2.65% for the Market Neutral Class A and Class C, respectively.  For the year ended October 31, 2005 amounts reimbursed were $122,130, $45,589, and $155,367 for the Focus Fund, Long-Short Fund and Market Neutral Fund respectively.

The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds’ expenses, including such recouped amounts, do not exceed the stated expense limitations. At October 31, 2005, amounts that are subject to potential recoupment are as follows:

               Recoverable Through        Focus Fund           Long-Short Fund         Market Neutral Fund

October 31, 2006                   $35,545                     $54,842                               $60,236

October 31, 2007                   $80,226                     $76,588                               $74,230

October 31, 2008                  $122,130                    $45,589                               $155,367

During the year ended October 31, 2005, the Focus Fund, Long-Short Fund and Market Neutral Fund paid $78,547, $64,526, and $118,501 in brokerage commissions, respectively, to CIM Securities, LLC (“CIM”) an affiliate of the Adviser, on the purchase and sale of portfolio securities.

(4)   Annual Approval of Investment Advisory Agreement

On September 26, 2005, the Trust’s Board met for the purpose of considering the annual approval of the Funds’ Advisory Agreement with the Adviser.  Fund Counsel summarized the Board’s responsibilities under the 1940 Act and the material factors that must be considered by the Board with respect to approving the continuance of the Trust’s investment advisory agreement.  The Board reviewed questionnaires completed by the Adviser that provided important information about the Adviser and the Funds.  The Board reviewed the Adviser’s responses to the questionnaire regarding the renewal of management agreements and the contents of the Adviser’s most recent Form ADV, as well as the Adviser’s income statement and balance sheet.   It was noted that there had been no material changes in the Adviser’s corporate structure or principle business activities that have occurred or were anticipated to occur, in the future.  The Board discussed the Adviser’s relationship with its affiliate, CIM Securities (“CIMS”), who the Adviser employs as its distributor and broker-dealer, and any benefits to CIMS resulting from the Advisory Agreement.  Next, the Board reviewed the Adviser’s personnel and operations and discussed the Adviser’s employees and their duties as well as changes in personnel, including a compliance officer and portfolio manager change.  It was noted that there were no actual or pending changes in the control of the Adviser or significant changes in ownership or capital structure during the period since the last renewal (or approval) of the Agreement.  The Board then discussed the changes made to the Adviser’s services since the previous year, noting the Adviser’s departure from reliance on “Green Pairs” analysis.

With respect to overall fees and operating expenses of the Funds compared to similar mutual funds, the Board reviewed statistical data provided by Lipper Analytical, Inc. (“Lipper”). The Board noted that each Fund’s expenses are higher than other funds within their pier group. The Adviser explained that Long-Short Fund is higher because of its management style and the Focus Fund is higher because of its small asset base. With respect to profitability, the Adviser reported that it continues to waive fees and reimburse expenses of the Funds in order to maintain the expense limitation. The Board then discussed recent SEC comments concerning the exclusion from the Fund’s expense limitation of dividends on securities sold short.  The Adviser stated that, prior to said comments, it was the Adviser’s understanding that dividends on securities sold short are expenses to the Fund and are not included in the expense limitation agreement.  The Board then discussed a plan for future growth of the Funds.

The Trustees then discussed the written materials they received before the Meeting and the Adviser’s oral presentation and all other information that the Board received at the Meeting (including the Code of Ethics Certification provided by the Adviser), and deliberated on the approval of the Investment Advisory Agreement in light of this information. The Trustees considered:  1)

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2005

the nature and quality of the services provided by the Adviser and its affiliates; 2) the cost to the Adviser and its affiliates for providing such services, with special attention to the Adviser’s profitability (and whether the Adviser realizes economies of scale); 3) the direct and indirect benefits received by the Adviser from its relationship with the Funds; and 4) comparative information as to the advisory fees, expense ratios and performance of other similarly situated investment companies.

In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  The Board then requested that the Adviser provide the Board at its next meeting a viable plan to increase the Funds’ assets.  Thereafter, based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Investment Advisory Agreement for a one-year period with respect to the Funds.

(5)   Distribution Plan

CIM, an affiliate of the Adviser, is the distributor of the Funds’ shares. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares and certain shareholder and related services at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Class A shares and Class C shares of the Focus Fund pay up to 0.25% and 0.75% of each class’s average daily net assets, respectively, for distribution services. The Class A shares and Class C shares of the Long-Short Fund and Market Neutral Fund pay up to 0.35% and 0.75% of each class’s average daily net assets, respectively, for distribution services. The Class C shares pay up to 0.25% of each Fund’s average daily net assets for shareholder related activities. For the year ended October 31, 2005 the Funds incurred 12b-1 fees of $4,557, $38,981, $3,284, $3,960, and $3,656 for the Focus Fund Class A shares, Long-Short Fund Class A shares, Long-Short Fund Class C shares, Market Neutral Fund Class A shares and Market Neutral Fund Class C shares, respectively.

(6)          Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the years ended October 31, 2004 and October 31, 2005 were as follows:

2004	Focus Fund	Long-Short Fund	Market Neutral Fund
Purchases	$48,760,078	$79,316,402	$95,601,007
Sales	$49,466,648	$80,422,472	$98,521,971

2005	Focus Fund	Long-Short Fund	Market Neutral Fund
Purchases	$33,036,098	$41,967,999	$32,998,882
Sales	$35,136,699	$45,033,028	$33,279,637

               For the year ended October 31, 2005, the options written for the Market Neutral Fund were as follows:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2005	47	$1,711
Options written	0	0
Options terminated in closing purchase transactions	47	1,711
Options outstanding at October 31, 2005	0	$0

 (7)         Federal Income Tax Information

At October 31, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2005

	Focus Fund	Long-Short Fund	Market Neutral Fund
Cost of Investments	$ 529,747	$ 5,768,679	$ 1,036,398
Proceeds from Short Positions	-	-	269,174
Gross Unrealized Appreciation	$ 6,771	$ 21,565	$ 7,880
Gross Unrealized (Depreciation)	(19,707)	-	(95,431)
Net Unrealized Appreciation
(Depreciation) on Investments	$ (12,936)	$ 21,565	$ (87,551)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences attributable to the deferral of losses on wash sales.

As of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Focus Fund	Long-Short Fund	Market Neutral Fund
Undistributed Ordinary Income	$ -	$ -	$ 11,246
Undistributed Long-Term Capital Losses	(27,824,791)	(14,000,792)	(1,040,893)
Net Unrealized Appreciation	(12,936)	21,565	(87,551)
(Depreciation)
Total Accumulated Deficit	$ (27,837,727)	$ (13,979,227)	$ (1,117,198)

Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $20,645,351 in 2009, $6,017,459 in 2010, $85,225 in 2012, and $98,896 in 2013. Federal income tax capital loss carry forwards for the Long-Short Fund expire as follows: $9,763,645 in 2010, and $1,060,186 in 2012. Federal income tax capital loss carry forwards for the Market Neutral Fund expire as follows: $75,079 in 2011, $749,353 in 2012, and $214,298 in 2013. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

(8)          Control Ownership

               The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940.  As of October 31, 2005, Patrick Adams, an officer of the Fund and President of the Adviser of the Fund, held 100% of the Focus Fund Class C shares.  As of October 31, 2005, FTC & Co. held for the benefit of others, in aggregate, approximately 72.53% of the Long-Short Fund Class A.  As of

October 31, 2005, National Financial Service Corp. (“NFSC”) held for the benefit of others, in aggregate, approximately 85.12% of the Long-Short Fund Class C.  As of October 31, 2005, Patrick Adams, an officer of the Fund and President of the Adviser of the Fund, held approximately 37.47% of the Market Neutral Fund Class A shares.  As of April 30, 2005, National Financial Service Corp. (“NFSC”) held for the benefit of others, in aggregate, approximately 76.43% of the Market Neutral Fund Class C shares.

(9)          Liquidation Event

               At a special Board Meeting of the Trustees of the Trust held on November 8, 2005, it was determined that it was in the best interests of shareholders of the Focus Fund to liquidate by November 30, 2005. In reaching its decision to liquidate the Funds, the Board considered the small asset size of the Funds and increased operational costs, as well as limited opportunities for long-term growth. A letter was sent to shareholders on November 8, 2005 informing them of this fact and providing instructions and additional information regarding shareholder redemptions.

At a special Board Meeting of the Trustees of the Trust held on November 29, 2005, it was determined that it was in the best interests of shareholders of the Long-Short Fund and the Market Neutral Fund to liquidate by December 30, 2005.   In reaching

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2005

its decision to liquidate the Funds, the Board considered the small asset size of the Funds and increased operational costs, as well as limited opportunities for long-term growth.  A letter was sent to shareholders of each Fund on November 30, 2005 informing them of this fact and providing instructions and additional information regarding shareholder redemptions.  This will be the last annual report of the Trust.

In accordance with the liquidation, the Manager will continue to oversee the assets of the Fund and has the authority to sell or otherwise dispose of the Fund’s assets in such a manner, as the Manager deems advisable.  The Manager will commence the orderly liquidation of the Fund over such time as it determines, in its sole discretion, is appropriate to maximize the value of the Fund’s portfolio. As a result of the liquidation of the Funds’ portfolio, the Funds will no longer be able to pursue their investment objective and the Funds will no longer be invested in equity securities.

Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless payment is requested in cash.  Shares of the Funds are otherwise not available for purchase. Because this is an extraordinary event all customary redemptions on short-term investments will be waived.

From the proceeds of the liquidation of assets, the Funds may retain or set aside in a reserve amounts necessary (i) to discharge any unpaid liabilities on the Funds’ books after all remaining assets have been liquidated or written off and (ii) to pay or otherwise provide for such contingent or unascertained liabilities as the Funds shall reasonably deem to exist. The Advisor will continue to waive management fees and reimburse the Funds for any expenses in order to maintain the Funds expense rates during the liquidation period.

As a result of the Funds adopting a plan of liquidation, the Funds changed their basis of accounting from the going concern basis to the liquidation basis effective November 8, 2005 for the Focus Fund and November 29, 2005 for the Long-Short and Market Neutral Funds.  In the opinion of management, this change in accounting basis does not materially affect the Funds’ net asset values as of October 31, 2005.

To The Shareholders and

Board of Trustees of the

Choice Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities of the Choice Funds (“the Funds”) comprised of the Choice Focus Fund, Choice Long-Short Fund, and Choice Market Neutral, including the schedules of investments, as of October 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The financial highlights for the periods indicated prior to October 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of October 31, 2005 by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Choice Funds as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8 to the financial statements, the Board of Trustees of the Funds approved a plan of liquidation on November 8, 2005 for the Choice Focus Fund and on November 29, 2005 for the Choice Long-Short Fund and Choice Market Neutral Fund.  As a result, the Fund changed its basis of accounting from the going concern basis to the liquidation basis effective November 8, 2005 for the Focus Fund and November 29, 2005 for the Choice Long-Short Fund and Choice Market Neutral Fund.

Cohen McCurdy, Ltd.

Westlake, Ohio

December 28, 2005

CHOICE FUNDS TRUSTEES AND OFFICERS (unaudited)

Interested Trustee	Patrick S. Adams*
Name, Address and Age	5299 DTC Boulevard, Greenwood Village, Colorado 80111
Age: 45

Position(s) Held with Fund	President, CEO, Trustee, Chairman

Term of Office and Length of Time Served	Indefinite, until successor elected. Served as President/Trustee since 1999

Principal Occupation(s) During Past 5 Years

President and Director, Choice Investment Management, LLC, since August, 1999. Senior Vice President to Berger Associates, Executive Vice President and Portfolio Manager of the Berger 100 Fund, President and Portfolio Manager of the Berger IPT-100 Fund, President and co-Portfolio Manager of the Berger IPT-Growth and Income Fund and Executive Vice President and co-Portfolio Manager of the Berger Growth and Income Fund since February 1997. President and co-Portfolio Manager of the Berger Balanced Fund from August 1997, and President and Portfolio Manager of the Berger Select Fund from December 31, 1997 until April 1999. Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments (mutual fund). Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc.

Number of Funds in Complex Overseen by Trustee	3

Other Directorships Held by Trustee	None

Independent Trustee	William H. Young
Name, Address and Age	5299 DTC Boulevard, Greenwood Village, Colorado 80111
Age: 55

Position(s) Held with Fund	Trustee (Independent)

Term of Office and Length of Time Served	Indefinite, until successor elected Served as Trustee since 2003

Principal Occupation(s) During Past 5 Years

Independent Consultant for Financial Services 1996 to present.  Consultant-Interim CEO Unified Fund Services, a mutual fund service provider, March 2003 to present.  Advisory Board Academy of Financial Services/Precision Marketing, January 1999 to present.  Independent trustee Quintara Funds, Open End Mutual Funds, January 2002 through April 2003. Chairman & President, National Investment Service Association, Not for Profit, (NICSA), January 1995 through June 1997.

Number of Funds in Complex Overseen by Trustee	3

Other Directorships Held by Trustee	None

CHOICE FUNDS TRUSTEES AND OFFICERS (unaudited) (continued)

Independent Trustee	Dr. Richard A. Hathaway
Name, Address and Age	5299 DTC Boulevard, Greenwood Village, Colorado 80111
Age: 44

Position(s) Held with Fund	Trustee (Independent)

Term of Office and Length of Time Served	Indefinite, until successor elected Served as Trustee since 1999

Principal Occupation(s) During Past 5 Years	Physician with Colorado Permanente since 1992. Dr. Hathaway is a Board certified orthopedic surgeon.

Number of Funds in Complex Overseen by Trustee	3

Other Directorships Held by Trustee	None

Interested Trustee	Sharon E. Adams**
Name, Address and Age	5299 DTC Boulevard, Greenwood Village, Colorado 80111
Age: 42

Position(s) Held with Fund	Secretary

Term of Office and Length of Time Served	Indefinite, until successor elected Served as Secretary since 1999

Principal Occupation(s) During Past 5 Years

Vice President of Choice Investment Management, LLC since August 1999. Full-time homemaker from 1993 until August 1999. Account executive – outside sales for Sprint from 1990 to 1993. Sales manager for Allnet Communications from 1989 to 1990.

*Serves as officer of Choice Investment Management, LLC, the Adviser.

**Sharon E. Adams is the spouse of Patrick S. Adams.

Additional information about the trustees is available in the Statement of Additional Information and is available, without charge, upon request by calling (800) 392-7107.

CHOICE FUNDS SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of  $1,000 invested at the beginning of the period and held for the six-month period from May 1, 2005 through October 31, 2005.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expense Paid 5/1/2004-10/31/2005*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Focus Fund Class A	$1,000.00	$1,054.40	$ 12.95	2.50%
Focus Fund Class C	1,000.00	1,054.40	16.83	3.25%
Long-Short Fund Class A	1,000.00	988.78	20.10	4.01%
Long-Short Fund Class C	1,000.00	986.09	23.33	4.66%
Market Neutral Fund Class A	1,000.00	969.22	12.16	2.45%
Market Neutral Fund Class C	1,000.00	963.40	19.60	3.96%

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expense Paid 5/1/2004-10/31/2005*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Focus Fund Class A	$1,000.00	$1,012.60	$ 12.68	2.50%
Focus Fund Class C	1,000.00	1,008.82	16.46	3.25%
Long-Short Fund Class A	1,000.00	1,004.99	20.27	4.01%
Long-Short Fund Class C	1,000.00	1,001.71	23.51	4.66%
Market Neutral Fund Class A	1,000.00	1,012.85	12.43	2.45%
Market Neutral Fund Class C	1,000.00	1,005.24	20.02	3.96%

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in reporting period).

A Choice for all Seasons

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2005 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-392-7107 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-392-7107.

Choice

Choice Funds • 5299 DTC Blvd • Suite 1150 • Greenwood Village • CO 80111 • 1-800-392-7107

www.choicefunds.net

Not authorized for distribution unless accompanied or preceded by a current prospectus.

CIM Securities, LLC Distributor

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. This code is filed as exhibit to the report on Form N-CSR under Item 11(a)(1).

(b)         Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(c)         Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)         The registrant’s board of trustees has determined that although none of the members of the Audit Committee meets the technical definition of an audit committee financial expert, the members of the Audit Committee collectively have sufficient financial expertise to address any issues that are likely to come before the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

                                                     Registrant                               Advisor

              FYE 10/31/05                $38,000                                       N/A

  FYE 10/31/04                $36,000                                       N/A

(b)         Audit-Related Fees

                                                     Registrant                     Advisor

              FYE 10/31/05                $0                                   N/A

  FYE 10/31/04                $0                                   N/A

(c)         Tax Fees

                                                     Registrant                    Advisor

              FYE 10/31/05                $6,000                            N/A

  FYE 10/31/04                $5,625                            N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)         All Other Fees

                                                     Registrant                    Advisor

              FYE 10/31/05                $0                                   N/A

  FYE 10/31/04                $0                                   N/A

 (e)        (1)         Audit Committee’s Pre-Approval Policies

  The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement-by-engagement basis by the Audit Committee.

(2)         Percentages of Services Approved by the Audit Committee

                                                                  Registrant                              Advisor

Audit-Related Fees:                     0%                                  N/A

Tax Fees:                                    0%                                  N/A

All Other Fees:                            0%                                  N/A

(f)          During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                        Registrant                                             Advisor

              FYE 10/31/2005            $6,000                                                       N/A

              FYE 10/31/2004            $5,625                                                       N/A

(h)         The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included in item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)         Based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures, which are designed to ensure that information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported on a timely basis, and that information required to be disclosed in the Report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure, are effective.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)    Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed and attached hereto as Exhibit 99.CERT.

(a)(3)    Not applicable.

(b)         Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Choice Funds

By:        /s/ Patrick S. Adams

Patrick S. Adams

Chief Executive Officer

Date      January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Patrick S. Adams

Patrick S. Adams

Chief Executive Officer

Date      January 20, 2006

By:         /s/ Chester Hebert

Chester Hebert

Chief Financial Officer

Date      January 20, 2006